This Supplement is filed pursuant to Rule 497(d) with regard to Municipal Investment Trust Fund, Multistate Series 403, California Insured and Florida Insured Portfolios

The text of the supplement to the Prospectus dated November 5, 1998 is as follows:

                       Supplement dated December 15, 1998
                    to Prospectus dated November 5, 1998, of
                         Municipal Investment Trust Fund
                             Multistate Series 403
                             California Insured and
                           Florida Insured Portfolios

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The figures in the Example on Page 4 should be revised as follows:

If you sell your units at the end of the period:

                    1 Year     3 Years     5 Years      10 Years
                     $326        $359        $396         $505

If you do not sell your units:

                    1 Year     3 Years     5 Years      10 Years
                     $231        $359        $396         $505


The figures in the Example on page 7 should be revised as follows:

If you sell your units at the end of the period:

                    1 Year     3 Years     5 Years      10 Years
                     $328        $368        $411         $539

If you do not sell your units:

                    1 Year     3 Years     5 Years      10 Years
                     $233        $368        $411         $539